Consolidated Balance Sheets (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 10,389		$ 3,182
Short-term investments	22,319		23,270
Accounts receivable, less allowance for doubtful accounts, 2012—$374; 2011—$226	12,378		13,058
Inventories	7,063		6,610
Taxes and other current assets	9,196		9,380
Assets of discontinued operations and other assets held for sale	70		5,317
Total current assets	61,415		60,817
Long-term investments	14,149		9,814
Property, plant and equipment, less accumulated depreciation	14,461	[1]	15,921	[1]
Goodwill	44,672		44,569
Identifiable intangible assets, less accumulated amortization	46,013	[2]	51,184	[2]
Taxes and other noncurrent assets	5,088		5,697
Total assets	185,798		188,002
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2012—$2,449; 2011—$6	6,424	[3],[4]	4,016	[3],[4]
Accounts payable	4,264		3,678
Dividends payable	1,734		1,796
Income taxes payable	1,010		1,009
Accrued compensation and related items	2,046		2,120
Other current liabilities	13,141		15,066
Liabilities of discontinued operations	0		1,224
Total current liabilities	28,619		28,909
Long-term debt	31,036	[3],[5],[6]	34,926	[3],[5],[6]
Pension benefit obligations	7,830		6,355
Postretirement benefit obligations	3,493		3,344
Noncurrent deferred tax liabilities	21,593		18,861
Other taxes payable	6,610		6,886
Other noncurrent liabilities	4,939		6,100
Total liabilities	104,120		105,381
Commitments and Contingencies
Preferred stock, without par value, at stated value; 27 shares authorized; issued: 2012—967; 2011—1,112	39		45
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2012—8,956; 2011—8,902	448		445
Additional paid-in capital	72,608		71,423
Employee benefit trusts	(1)		(3)
Treasury stock, shares at cost: 2012—1,680; 2011—1,327	(40,121)		(31,801)
Retained earnings	54,240		46,210
Accumulated other comprehensive loss	(5,953)		(4,129)
Total Pfizer Inc. shareholders’ equity	81,260		82,190
Equity attributable to noncontrolling interests	418		431
Total equity	81,678		82,621
Total liabilities and equity	185,798		188,002
Allowance for Doubtful Accounts Receivable, Current	374		226
Long-term Debt, Current Maturities	$ 2,449		$ 6
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized	27,000,000		27,000,000
Preferred Stock, Shares Issued	967		1,112
Common Stock, Par or Stated Value Per Share	$ 0.05		$ 0.05
Common Stock, Shares Authorized	12,000,000,000		12,000,000,000
Common Stock, Shares, Issued	8,956,000,000		8,902,000,000
Treasury Stock, Shares	1,680,000,000		1,327,000,000

[1]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.
[2]	The decrease is primarily related to amortization, as well as impairment charges (see Note 4. Other Deductions—Net), partially offset by the assets acquired as part of the acquisitions of NextWave, Ferrosan and Alacer (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[3]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
[4]	The differences between the estimated fair values and carrying values of held to maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2012 or December 31, 2011. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs, using a market approach.
[5]	The fair value of our long-term debt (not including the current portion of long-term debt) is $37.5 billion as of December 31, 2012 and $40.1 billion as of December 31, 2011. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[6]	Includes foreign currency debt with fair values of $809 million as of December 31, 2012 and $919 million as of December 31, 2011, which are used as hedging instruments.